Property and Equipment, Net	12 Months Ended
Aug. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment, Net
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net, consisted of the followings:

	As at August 31,
	2016	2017
	RMB	RMB
Buildings	509,194	509,862
Leasehold improvement	116,050	145,851
Motor vehicles	12,538	13,033
Electronic equipment	32,302	35,481
Office equipment	35,904	39,957
Other equipment	62,500	63,863
Construction in progress	10,717	26,473
Others	47,264	56,823
Total costs	826,469	891,343
Less: accumulated depreciation	395,092	467,999
Property and equipment, net	431,377	423,344

For the years ended August 31, 2015, 2016 and 2017, depreciation expenses were RMB56,134, RMB 69,548 and RMB 74,436, respectively.